Long-term Debt - Current and Non-current (Table) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt [Abstract]
Current portion of long-term debt	$ 134,950,000	$ 179,550,000
Long-term debt	0	0
Total	$ 134,950,000	$ 179,550,000